MONTEAGLE FUNDS
209 Tenth Avenue South
Suite 332
Nashville, Tennessee 37203

October 25, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	The Registration Statement of Monteagle Funds (the “Trust”) (Registration Nos. 333-41461 and 811-08529) on Form N-1A with respect to the Trust’s five series (the“Funds”).

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 37 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 40 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”).  The Amendment, which is being filed pursuant to (1) the 1933 Act and Rule 485(a) thereunder, (2) the 1940 Act, and (3) Regulation S-T, is being filed primarily for the purpose of conforming the Trust’s Registration Statement to the new requirements of Form N-1A, including those requirements relating to the summary prospectus.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224